Note 5 - Bilboes (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended				20 Months Ended
	Jan. 06, 2023 USD ($) $ / shares shares	Jul. 21, 2022 USD ($) shares	Dec. 31, 2023 oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2025 oz
Statement Line Items [Line Items]
Total property, plant and equipment				$ 178,983	$ 149,102
Other expenses				11,782	$ 7,136	$ 5,315
Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Acquisition, number of shares issuable (in shares) | shares		5,123,044
Percentage of net smelter royalty		1.00%
Major purchases of assets [member] | Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Acquisition, number of shares issued (in shares) | shares	4,425,797
Shares issued or issuable, price per share (in dollars per share) | $ / shares	$ 12.82
Issue of equity	$ 56,740
Acquisition, escrow shares issuable (in shares) | shares	441,095
Acquisition, deferred consideration shares issuable (in shares) | shares	256,152
Acquisition, maximum deferred consideration shares in event of increase (in shares) | shares	5,497,293
Acquisition, consideration issued and issuable	$ 65,677,424
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Tribute agreement, percentage of revenue to be received		100.00%
Tribute agreement, rate of return		25.00%
Tribute agreement, stated purchase price		$ 0
Prepayments				877
Other expenses				830
Current advances to suppliers				$ 802
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member] | Oxide plant [member]
Statement Line Items [Line Items]
Property, plant and equipment, expenditures recognised in course of its construction		872
Total property, plant and equipment		$ 872
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Tribute agreement, estimated mass of gold production (Ounce) | oz							20,000
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member] | Bottom of range [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Tribute agreement, estimated mass of gold production (Ounce) | oz			12,500
Caledonia Holdings Zimbabwe (Private) Limited [member] | Bilboes Holdings (Private) Limited [member] | Top of range [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Tribute agreement, estimated mass of gold production (Ounce) | oz			17,000